Earnings Per Share (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share [Abstract]
Anti-dilutive shares	61,640	48,122	72,090	56,110